Condensed Financial Information of Registrant (Details 4) (USD $) In Millions, unless otherwise specified						12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member] Senior Notes, Unaffiliated [Member]	Dec. 31, 2010 Parent Company [Member] Senior Notes, Unaffiliated [Member]	Dec. 31, 2011 Parent Company [Member] Senior Notes, Affiliated [Member]	Dec. 31, 2010 Parent Company [Member] Senior Notes, Affiliated [Member]	Dec. 31, 2011 Parent Company [Member] Other Affiliated Debt [Member]	Dec. 31, 2010 Parent Company [Member] Other Affiliated Debt [Member]
Long-term Debt [Abstract]
Interest Rate Range Minimum						0.57%		5.00%		0.95%
Interest Rate Range Maximum						7.72%		6.82%		1.07%
Weighted Average Interest Rate					1.25%	4.84%		5.48%		1.01%
Debt Instrument, Maturity Date Range, Start						2012		2011		2015
Debt Instrument, Maturity Date Range, End						2045		2011		2016
Senior notes - unaffiliated			$ 15,666	$ 16,258		$ 15,666	$ 16,258	$ 0	$ 165
Other Affiliated Debt			500	665						500	500
Long-term Debt	$ 23,692	$ 27,586	$ 16,166	$ 16,923